FINANCIAL INSTRUMENTS (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [abstract]
Balance at January 1	$ 9,036	$ 22,376
Business combination	0	1,201
Allowance for doubtful debts expenses	4,958	(1,091)
Write-off	(93)	(13,397)
Exchange rate difference	(31)	(53)
Balance at December 31	$ 13,870	$ 9,036